COMMITMENTS	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
COMMITMENTS
COMMITMENTS
NOTE 7. COMMITMENTS
Registration Rights
Pursuant to a registration rights agreement entered into on June 19, 2020, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Pursuant to the forward purchase agreement, the Company has agreed to use its reasonable best efforts (i) to file within
30
days after the closing of the initial business combination a resale shelf registration statement with the SEC for a secondary offering of the forward purchase shares and the forward purchase warrants (and underlying Class A ordinary shares), (ii) to cause such registration statement to be declared effective promptly thereafter, (iii) to maintain the effectiveness of such registration statement until the earliest of (A) the date on which Cannae Holdings, Inc. (“Cannae Holdings”) or its assignee cease to hold the securities covered thereby, and (B) the date all of the securities covered thereby can be sold publicly without restriction or limitation under Rule 144 under the Securities Act and (iv) after such registration statement is declared effective, cause us to conduct underwritten offerings, subject to certain limitations. In addition, the forward purchase agreement provides for certain “piggy-back” registration rights to the holders of forward purchase securities to include their securities in other registration statements filed by us.

Underwriting Agreement
The underwriters are entitled to a deferred fee of $0.35 per Unit, or $18,112,500 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Forward Purchase Agreement
On June 5, 2020, the Company entered into a forward purchase agreement with Cannae Holdings, a diversified holding company which is externally managed by Trasimene Capital Management, LLC but is not an affiliate of the Company or the Sponsors, pursuant to which Cannae Holdings will purchase Class A ordinary shares in an aggregate share amount equal to
7,500,000
Class A ordinary shares, plus an aggregate of
2,500,000
redeemable warrants to purchase
one
Class A ordinary share at $
11.50
per share, for an aggregate purchase price of $
75,000,000
, or $
10.00
per Class A ordinary share, in a private placement to occur concurrently with the closing of the Business Combination. The warrants to be issued as part of the forward purchase agreement will be identical to the warrants sold as part of the units in this offering. In connection with the forward purchase securities sold to Cannae Holdings, the Sponsors will receive (by way of an adjustment to their existing Class B ordinary shares) an aggregate number of additional Class B ordinary shares so that the initial shareholders, in the aggregate, on an as-converted
basis, will hold
20
% of the Company’s Class A ordinary shares at the time of the closing of the Business Combination. The obligations under the forward purchase agreement do not depend on whether any Class A ordinary shares are redeemed by the public shareholders.
Under the forward purchase agreement, the Company will provide a right of first offer to Cannae Holdings, if the Company proposes to raise additional capital by issuing any equity, or securities convertible into, exchangeable or exercisable for equity securities, other than the units and certain excluded securities. In addition, if the Company seeks shareholder approval of a Business Combination, Cannae Holdings has agreed under the forward purchase agreement to vote any Class A ordinary shares owned by Cannae Holdings in favor of any proposed initial Business Combination.
In connection with the signing of the Business Combination Agreement and Backstop Agreement, Trebia and Cannae entered into a FPA Termination Agreement to terminate the June 5, 2020 Forward Purchase Agreement.
Contingent Fee Arrangement
The Company has entered into a fee arrangement with a service provider pursuant to which certain fees incurred by the Company in connection with a potential Business Combination will be deferred and become payable only if the Company consummates a Business Combination. If a Business Combination does not occur, the Company will not be required to pay these contingent fees. As of September 30, 2021 and December 31, 2020, the amount of these contingent fees was approximately
$
5,288,750
and $
2,853,572
, respectively. There can be no assurances that the Company will complete a Business Combination.
Business Combination Agreement
As previously disclosed on a Form
8-K
filed with the SEC on June 29, 2021, on June 28, 2021, the Company entered into that certain Business Combination Agreement (as amended on November
30
, 2021, the “Business Combination Agreement”) by and among S1 Holdco, LLC, a Delaware limited liability company (“System1”), System1 SS Protect Holdings, Inc., a Delaware corporation (“Protected” and, together with System1, collectively, the “Targets”) and the other parties signatory thereto. The Business Combination Agreement provides for, among other things, the consummation of the following transactions (the “Business Combination”): the Company will transfer by way of continuation from the Cayman Islands to Delaware and domesticate as a Delaware corporation in accordance with Section 388 of the DGCL and with Section 206 of the Cayman Islands Companies Act (As Revised) (the “Domestication”), upon which time, the Co
m
pany will enter into a series of business combination transactions which, following the consummation of the Business Combination, will result in each of (i) System1, LLC, a Delaware limited liability company and the current operating subsidiary of System1, and (ii) Protected.net Group Limited, a private limited company organized under the laws of England and Wales and the current operating subsidiary of Protected, becoming subsidiaries of the Company (such combined company, “System1 Group”). Following the consummation of the Business Combination, System1 Group will be organized in an
“Up-C”
structure, in which substantially all of the assets and business of the Company will be held by subsidiaries of System1. System1 Group’s business will continue to operate through the subsidiaries of System1 and Protected.
Upon consummation of the Business Combination, and after the Domestication, the Company will have three classes of common stock, which are as follows:

•	Class A common stock, par value $0.0001 per share (the “System1 Group Class A Common Stock”), which will be publicly traded.

•	Class C common stock, par value $0.0001 per share (the “System1 Group Class C Common Stock”), which will have the right to one vote per share.

•
Class D common stock, par value $0.0001 per share (“System1 Group Class D Common Stock”), that do not entitle the holder to any voting rights except as required by applicable law. The System1 Group Class D Common Stock will automatically convert into shares of System1 Group Class A Common Stock on a one-for-one
basis if, following the closing of the Business Combination (the “Closing”), the post-Closing dollar volume-weighted average price (“VWAP”) of System1 Group equals or exceeds $12.50 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any twenty (20) trading days within a period of thirty (30) consecutive trading days before the fifth anniversary of the Closing. If the System1 Group Class D Conversion Event has not occurred by the fifth anniversary of the Closing, all outstanding shares of System1 Group Class D Common Stock will automatically be forfeited to the System1 Group and canceled for no consideration therefor, including any dividends or dividend catch-up
payments owed in respect thereof.

Subject to the terms of the Business Combination Agreement, the aggregate consideration to be paid to the equity holders of System1 and Protected in connection with the Business Combination will be a combination of cash and equity consideration. The aggregate cash consideration payable under the Business Combination Agreement will be approximately $462,500,000 (the “Closing Cash Consideration”) of which (x) approximately $212,500,000 cash proceeds will be received by System1 and Protected management equity holders (subject to certain adjustments set forth in the Business Combination Agreement), and (y) $250,361,620 cash proceeds will be received by certain non-management
equity

holders of System1. The aggregate equity consideration payable under the Business Combination Agreement will be approximately $667,500,000, consisting of shares of the Company’s Class A Common Stock and the Company’s Class C Common Stock (valued at $10.00 per share) (the “Closing Equity Consideration”). In the event that the value of shareholder redemptions exceeds $417,500,000, then the Closing Cash Consideration and Closing Equity Consideration are subject to a dollar-for-dollar
adjustment. In such case, current equity

holders of System1 and Protected have, pursuant to the terms of the Business Combination Agreement, agreed to reduce the Closing Cash Consideration by such amount and proportionally increase the Closing Equity Consideration. If the value of shareholder redemptions exceeds
$462,500,000, the current equity

holders of System1 and Protected may elect, in their sole discretion, to further reduce the Closing Cash Consideration and proportionally increase the Closing Equity Consideration.
In connection with the Business Combination Agreement, Trebia entered into a commitment letter (the “Commitment Letter”) with Bank of America, N.A. (“Bank of America”) pursuant to which at the closing of the

Business Combination, Bank of America has committed to provide Orchid Finco LLC (“Finco”), as the borrower, a $
400
 million first lien term loan facility (the “Term Loan”) and a $
50
 million revolving facility (the “Revolving Facility” and, together with the Term Facility, the “New Facility”). The Term Loan will mature seven years
after the Closing and will amortize in equal quarterly installments in an aggregate annual amount equal to
1
% of the original principal amount of the Term Loan. The Revolving Facility will mature five years
after the Closing. The $
518
 million of cash currently held in Trebia’s trust account will be backstopped by the $
200
 million Cannae Subscription, together with $
218
 million of the Bank of America Term Loan, which will be utilized as a backstop for potential future redemptions by Trebia public shareholders. This in conjunction with the Seller Backstop Amount and the Additional Seller Backstop Election provides for a potential
100
% backstop for potential future redemptions by Trebia public shareholders. Bank of America’s commitment to provide the New Facility is subject to a limited number of conditions, including the non-occurrence
of a material adverse effect with respect to the Targets.
Sponsor Agreement
In connection with the execution of the Business Combination Agreement and the Backstop Agreement, as defined below, Trebia amended and restated (a) that certain letter agreement, dated June 19, 2020, by and among the Sponsors and Trebia and (b) that certain letter agreement, dated June 19, 2020, by and among Trebia, certain of the directors and officers of Trebia (the “Insiders”) and the other parties thereto, and entered into that certain sponsor agreement that certain sponsor agreement (as amended on November
 30
, 2021, the “
Sponsor Agreement
”) with the Sponsors, Cannae, the Insiders, System1 and Protected. Pursuant to the Sponsor Agreement, among other things, the Sponsors along with Cannae and the Insiders agreed (i) to vote any Trebia securities in favor of the Business Combination and other Trebia Shareholder Matters (as defined in the Business Combination Agreement), (ii) not to seek redemption of any Trebia securities, (iii) not to transfer any Trebia securities for the period beginning on the day of the Closing until the earlier of (x)
 180 days
following the Closing or (y) if the VWAP of System1 Group Class A Common Stock equals or exceeds
$12.00
per share for any twenty
 (20)
trading days within a period of thirty
 (30)
consecutive trading days,
150 days
thereafter, and (iv) to be bound to certain other obligations as described therein. BGPT Sponsor and Trasimene Sponsor have each also agreed to, in conjunction with the closing of the Business Combination, forfeit
1,450,000
Trebia Class B Ordinary Shares
 (2,900,000
in the aggregate). Trebia will also issue (x)
725,000
shares of System1 Group Class D Common Stock to Trasimene Sponsor and
 725,000
shares of System1 Group Class D Common Stock to BGPT Sponsor, and (y)
725,000
System1 Group restricted stock units to each of Michael Blend and Just Develop It Limited, a private limited company incorporated in England and Wales, in the case of each of (x) and (y) subject to the BGPT Sponsor and Trasimene Sponsor forfeiture of
1,450,000
Trebia Class B ordinary shares. The System1 Group restricted stock units will be subject to the same vesting and other terms as the System1 Group Class D Common Stock. Additionally, (x) the Sponsors have agreed to, in conjunction with the closing of the Business Combination, forfeit up to
1,734,694
(in the aggregate) Trebia Class B Ordinary Shares in connection with the equity backstop commitments by Cannae and certain System1 and Protected equity holders and (y) Trebia has agreed to issue to Cannae or such System1 and Protected equity holders a number of System1 Group Class A Common Stock equal to such forfeiture, in the event and to the extent that Cannae and/or such System1 and Protected equity holders provide such backstop in connection with any valid shareholder redemptions
.

Backstop Agreement
In connection with the signing of the Business Combination Agreement, Trebia and Cannae entered into that
 certain Backstop Facility Agreement (the “
Backstop Agreement
”) whereby Cannae has agreed, subject to the other terms and conditions included therein, at the BPS Closing (as defined in the Backstop Agreement), to subscribe for System1 Group Class A Common Stock in order to fund redemptions by shareholders of Trebia in connection with the Business Combination, in an amount of up to

$200,000,000.

NOTE 7. COMMITMENTS AND CONTINGENCIES
Registration Rights
Pursuant to a registration rights agreement entered into on June 19, 2020, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Pursuant to the forward purchase agreement, the Company has agreed to use its reasonable best efforts (i) to file within 30 days after the closing of the initial business combination a resale shelf registration statement with the SEC for a secondary offering of the forward purchase shares and the forward purchase warrants (and underlying Class A ordinary shares), (ii) to cause such registration statement to be declared effective promptly thereafter, (iii) to maintain the effectiveness of such registration statement until the earliest of (A) the date on which Cannae Holdings, Inc. (“Cannae Holdings”) or its assignee cease to hold the securities covered thereby, and (B) the date all of the securities covered thereby can be sold publicly without restriction or limitation under Rule 144 under the Securities Act and (iv) after such registration statement is declared effective, cause us to conduct underwritten offerings, subject to certain limitations. In addition, the forward purchase agreement provides for certain “piggy-back” registration rights to the holders of forward purchase securities to include their securities in other registration statements filed by us.

Underwriting Agreement
The underwriters are entitled to a deferred fee of $0.35 per Unit, or $18,112,500 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Forward Purchase Agreement
On June 5, 2020, the Company entered into a forward purchase agreement with Cannae Holdings, a diversified holding company which is externally managed by Trasimene Capital Management, LLC but is
not an
affiliate of the Company or the Sponsors, pursuant to which Cannae Holdings will purchase Class A ordinary shares in an aggregate share amount equal to 7,500,000 Class A ordinary shares, plus an aggregate of 2,500,000 redeemable warrants to purchase one Class A ordinary share at $11.50 per share, for an aggregate purchase price of $75,000,000, or $10.00 per Class A ordinary share, in a private placement to occur concurrently with the closing of the Business Combination. The warrants to be issued as part of the forward purchase agreement will be identical to the warrants sold as part of the units in this offering. In connection with the forward purchase securities sold to Cannae Holdings, the Sponsors will receive (by way of an adjustment to their existing Class B ordinary shares) an aggregate number of additional Class B ordinary shares so that the initial shareholders, in the aggregate, on an as-converted
basis, will hold 20% of the Company’s Class A ordinary shares at the time of the closing of the Business Combination. The obligations under the forward purchase agreement do not depend on whether any Class A ordinary shares are redeemed by the public shareholders.
Under the forward purchase agreement, the Company will provide a right of first offer to Cannae Holdings, if the Company proposes to raise additional capital by issuing any equity, or securities convertible into, exchangeable or exercisable for equity securities, other than the units and certain excluded securities. In addition, if the Company seeks shareholder approval of a Business Combination, Cannae Holdings has agreed under the forward purchase agreement to vote any Class A ordinary shares owned by Cannae Holdings in favor of any proposed initial Business Combination.
Contingent Fee Arrangement
The Company has entered into a fee arrangement with a service provider pursuant to which certain fees incurred by the Company in connection with a potential Business Combination will be deferred and become payable only if the Company consummates a Business Combination. If a Business Combination does not occur, the Company will not be required to pay these contingent fees. As of December 31, 2020, the amount of these contingent fees was approximately $1,522,000. There can be no assurances that the Company will complete a Business Combination.